Collection Period Ended 31-Jan-2013
Principal Note
Payment Factor
0.00 0.000000
0.00 0.000000
14,466,734.79 0.149786
0.00 1.000000
14,466,734.79
Current Overcollateralization Amount 54,791,543.75 29.42%
Initial Overcollateralization Amount 103,010,874.91 9.40%
Target Overcollateralization Amount 54,791,543.75 29.42%
Pool Balance
1,150,006,889.88
209,531,213.05
194,353,976.32
Amount Percentage
Adjusted Pool Balance 1,095,830,874.91 200,737,383.96 186,270,649.17
Yield Supplement Overcollateralization Amount 54,176,014.97 8,793,829.09 8,083,327.15
Total Note Balance
992,820,000.00
145,945,840.21
131,479,105.42
Overcollateralization 103,010,874.91 54,791,543.75 54,791,543.75
Class A-3 Notes 425,000,000.00 78,125,840.21 63,659,105.42 34.039376
Class A-4 Notes 67,820,000.00 67,820,000.00 67,820,000.00 0.000000
Class A-1 Notes 280,000,000.00 0.00 0.00 0.000000
Class A-2 Notes 220,000,000.00 0.00 0.00 0.000000
Summary
Initial Beginning Ending Principal per $1000
Balance Balance Balance Face Amount
31
Interest Period of the Class A-2, A-3 and A-4 Notes (from... to) 15-Jan-2013 15-Feb-2013 30/360 Days 30
Distribution Date 15-Feb-2013
Interest Period of the Class A-1 Notes (from... to) 15-Jan-2013 15-Feb-2013 Actual/360 Days
Collection Period (from... to) 1-Jan-2013 31-Jan-2013
Determination Date 13-Feb-2013
Record Date 14-Feb-2013
Mercedes-Benz Auto Receivables Trust 2010-1
Investor Report
Amounts in USD
Dates
Collection Period No. 33
Interest & Principal
Payment
0.00
0.00
14,559,183.70
120,945.67
$14,680,129.37
Aggregate Principal Distributable Amount 14,466,734.79 14,466,734.79
0.00 0.00
Regular Principal Distributable Amount 14,466,734.79
Interest Distributable Amount Class A Notes 213,394.58 213,394.58 0.00
0.00
Priority Principal Distributable Amount 0.00
thereof on Class A-3 Notes 0.00 0.00 0.00
14,466,734.79 0.00
thereof on Class A-4 Notes 0.00 0.00 0.00
thereof on Class A-1 Notes 0.00 0.00 0.00
thereof on Class A-2 Notes 0.00 0.00 0.00
thereof on Class A-4 Notes 120,945.67 120,945.67 0.00
Interest Carryover Shortfall Amount 0.00 0.00 0.00
thereof on Class A-2 Notes 0.00 0.00 0.00
thereof on Class A-3 Notes 92,448.91 92,448.91 0.00
Monthly Interest Distributable Amount 213,394.58 213,394.58 0.00
thereof on Class A-1 Notes 0.00 0.00 0.00
Total Servicing Fee 174,609.34 174,609.34 0.00
Total Trustee Fee
0.00 0.00 0.00
Total Distribution
15,949,516.04
Distribution Detail
Due Paid Shortfall
Reserve Fund Draw Amount 0.00 (8) Total Trustee Fees [not previously paid under (2)] 0.00
Available Funds
15,949,516.04
(9) Excess Collections to Certificateholders 1,094,777.33
Investment Earnings 89.61 (6) Regular Principal Distributable Amount 14,466,734.79
Available Collections
15,949,516.04 (7) Additional Servicing Fee and Transition Costs 0.00
Purchase Amounts 0.00 (4) Priority Principal Distributable Amount 0.00
Advances made by the Servicer 0.00 (5) To Reserve Fund to reach the Reserve Fund Required Amount 0.00
Net Liquidation Proceeds 25,231.85 (2) Total Trustee Fees (max. $100,000 p.a.) 0.00
Recoveries 180,135.37 (3) Interest Distributable Amount Class A Notes 213,394.58
Principal Collections 15,050,214.07 (1) Total Servicing Fee 174,609.34
Interest Collections 693,845.14 Nonrecoverable Advances to the Servicer 0.00
Total
$213,394.58
Available Funds
Distributions
Class A-3 Notes 1.420000% 92,448.91 0.217527 34.256903
Class A-4 Notes 2.140000% 120,945.67 1.783333 1.783333
Class A-1 Notes 0.309120% 0.00 0.000000 0.000000
Class A-2 Notes 0.700000% 0.00 0.000000 0.000000
Interest per Interest & Principal Payment
Interest Rate Interest Payment $1000 Face Amount per $1000 Face Amount
11.89 43.46
3.94%
Weighted Average Number of Remaining Payments 50.23 22.46
Weighted Average Seasoning (months)
Pool Balance end of Collection Period 194,353,976.32 15,365
Pool Factor 16.90%
As of Cutoff Date Current
Weighted Average APR 4.06%
Principal Collections attributable to Full Pay-offs 5,386,098.36
Principal Purchase Amounts 0.00
Principal Gross Losses 127,022.66
Pool Balance beginning of Collection Period 209,531,213.05 16,051
Principal Collections 9,664,115.71
Notice to Investors
Pool Statistics
Pool Data
Amount Number of Receivables
38,540
Investment Earnings
Net Investment Earnings on the Reserve Fund 14.11
Net Investment Earnings on the Collection Account 75.50
Investment Earnings for the Collection Period 89.61
Reserve Fund Amount - Ending Balance 2,739,577.19
Reserve Fund Deficiency 0.00
Cutoff Date Pool Balance 1,150,006,889.88
plus Net Investment Earnings for the Collection Period 14.11 minus Net Investment Earnings 14.11
minus Reserve Fund Draw Amount 0.00
Reserve Fund Amount - Beginning Balance 2,739,577.19
plus top up Reserve Fund up to the Required Amount 0.00
Reserve Fund
Reserve Fund Required Amount 2,739,577.19
Reserve Fund and Investment Earnings
Cumulative Principal Net Losses as % of Cutoff Date Pool Balance 0.399%
Principal Recoveries 175,524.26
Cumulative Principal Net Losses 4,586,134.03
*A receivable is not considered delinquent if the amount past due is less than 10% of the payment due under such receivable
Losses
Current
Principal Gross Losses 127,022.66
Principal Net Liquidation Proceeds
Total 194,353,976.32 15,365 100.00%
Principal Net Losses -73,412.87
1.04%
61-90 Days Delinquent 506,973.32 34 0.26%
24,911.27
91-120 Days Delinquent 187,099.57 13 0.10%
Delinquency Profile *
Amount
31-60 Days Delinquent 2,014,884.04 135
Percentage
Current 191,645,019.39 15,183 98.61%
Number of Receivables